Intangible Assets and Contract Liabilities - Summary of Estimated Future Amortization of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Estimated future amortization of intangible assets
2022	$ 75
Total	$ 75	$ 681	$ 1,286